GCE SUMPRO-R6 SUP-1

Summary Prospectus Supplement dated April 28, 2017

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R6 shares of the Fund listed below:

Invesco Global Core Equity Fund

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Esselink	Portfolio Manager	2014
Jeff Everett	Portfolio Manager	2017”

GCE SUMPRO-R6 SUP-1